OTHER INVESTMENTS - Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Investments [Line Items]
Other Investments	$ 69	$ 88
Investment in marketable securities, at cost [Member]
Disclosure Of Other Investments [Line Items]
Other Investments	41	41
Unrealized gain (loss) on marketable securities [Member]
Disclosure Of Other Investments [Line Items]
Other Investments	$ 28	$ 47